Stock-Based Compensation - Summary of Fair Value of Stock Options for Employees was Estimated using Black-Scholes Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected option life	6 years 1 month 6 days	6 years 1 month 6 days
Expected dividend yield	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Assumed risk-free interest rate	0.38%	1.67%
Assumed volatility	69.86%	55.07%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Assumed risk-free interest rate	0.44%	2.58%
Assumed volatility	70.84%	65.21%